Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2018
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Financial assets

PagSeguro Group classifies its financial instruments into the following categories:

	December 31, 2018	December 31, 2017
Financial assets
Measured at fair value through profit or loss:
Financial investments	—	210,103
Loans and receivables:
Cash and cash equivalents	2,763,050	66,767
Note receivables	8,104,679	3,522,349
Receivables from related parties	—	124,723
Other receivables	20,148	27,956

	10,887,877	3,951,898

Financial liabilities

	December 31, 2018	December 31, 2017
Financial liabilities
Amortized cost:
Payables to third parties	4,324,198	3,080,569
Trade payables	165,246	92,444
Trade payables to related parties	30,797	39,101
Other payables	29,501	19,462

	4,549,742	3,231,576